Changes in the actuarial liabilities recognized in the statement of financial position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability (asset)	$ 20,447	$ 27,217	$ 40,569
Fair Value of Plan Assets	(10,567)	(11,575)	(14,075)
Actuarial Liability Net	9,880	15,642
Actuarial Liability	16,069	26,494
Euro Per Dollar [member]	2,098	(1,415)
[custom:PastServiceCost]	844
[custom:PresentValueOfObligation]	82
[custom:PlanAssetsTransferredToPP]	518
[custom:SponsorContributionForPP]	244
Current Service Cost For Defined Benefits Plan	199	(2,675)
[custom:NetInterest1]	1,031
[custom:InterestOnObligationsWithContributionForRevisionOfLumpSumDeathBenefit]	24
Disclosure of Foreign Currency Exchange Exposure [table]	(5,169)	(2,415)
Reasonably Possible Scenario [member]	(5,169)	(2,415)
[custom:CashEffects1]	(2,239)	(1,048)
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants	(870)	(644)
[custom:PaymentsOfObligationsWithContributionForRevisionOfLumpSumDeathBenefit]	(441)
Payments Related To Term Of Financial Commitment Actuarial Liability	(928)	(404)
Investments in Associates Quoted Stock Exchange Price	(879)	(5,974)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	(879)	(5,976)
Actuarial Liability	9,880	16,069
Actuarial Liability Cost		1,260
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		2
[custom:ActuarialLiabilityGross-2]		15,642
Post-employment benefit expense, defined contribution plans	23	414
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax		13
Line of credit facility amount withdrawn
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability (asset)	11,481	15,847	20,919
Fair Value of Plan Assets	(7,431)	(8,650)	(10,688)
Actuarial Liability Net	4,050	7,197
Actuarial Liability	7,197	10,231
Euro Per Dollar [member]	469	84
[custom:PastServiceCost]	(1)
[custom:PresentValueOfObligation]	(730)
[custom:PlanAssetsTransferredToPP]	496
[custom:SponsorContributionForPP]	233
Current Service Cost For Defined Benefits Plan	13	(298)
[custom:NetInterest1]	438
[custom:InterestOnObligationsWithContributionForRevisionOfLumpSumDeathBenefit]	19
Disclosure of Foreign Currency Exchange Exposure [table]	(2,223)	(344)
Reasonably Possible Scenario [member]	(2,223)	(344)
[custom:CashEffects1]	(1,339)	(474)
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants	(475)	(255)
[custom:PaymentsOfObligationsWithContributionForRevisionOfLumpSumDeathBenefit]	(340)
Payments Related To Term Of Financial Commitment Actuarial Liability	(524)	(219)
Investments in Associates Quoted Stock Exchange Price	(381)	(2,300)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	(381)	(2,300)
Actuarial Liability	4,050	7,197
Actuarial Liability Cost		382
Post-employment benefit expense, defined contribution plans	18	315
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax		12
Petroleo Brasileiro S-A [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability (asset)	3,485	4,811	5,955
Fair Value of Plan Assets	(2,316)	(2,213)	(2,691)
Actuarial Liability Net	1,169	2,598
Actuarial Liability	2,696	3,264
Euro Per Dollar [member]	178	40
[custom:PresentValueOfObligation]	(33)
[custom:PlanAssetsTransferredToPP]	22
[custom:SponsorContributionForPP]	11
Current Service Cost For Defined Benefits Plan	1	(93)
[custom:NetInterest1]	172
[custom:InterestOnObligationsWithContributionForRevisionOfLumpSumDeathBenefit]	5
Disclosure of Foreign Currency Exchange Exposure [table]	(989)	285
Reasonably Possible Scenario [member]	(989)	285
[custom:CashEffects1]	(591)	(265)
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants	(86)	(80)
[custom:PaymentsOfObligationsWithContributionForRevisionOfLumpSumDeathBenefit]	(101)
Payments Related To Term Of Financial Commitment Actuarial Liability	(404)	(185)
Investments in Associates Quoted Stock Exchange Price	(125)	(726)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	(125)	(726)
Actuarial Liability	1,169	2,696
Actuarial Liability Cost		133
Post-employment benefit expense, defined contribution plans	5	99
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax		(1)
Pension Plans Petros Two [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability (asset)	987	1,177	1,672
Fair Value of Plan Assets	(822)	(700)	(683)
Actuarial Liability Net	165	477
Actuarial Liability	477	989
Euro Per Dollar [member]	72	131
Current Service Cost For Defined Benefits Plan	37	64
[custom:NetInterest1]	35
Disclosure of Foreign Currency Exchange Exposure [table]	(362)	(391)
Reasonably Possible Scenario [member]	(362)	(391)
Investments in Associates Quoted Stock Exchange Price	(22)	(252)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	(22)	(252)
Actuarial Liability	165	477
Actuarial Liability Cost		67
Collaboration arrangements [domain]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability (asset)	4,485	5,356	11,986
Actuarial Liability Net	4,485	5,356
Actuarial Liability	5,356	11,986
Euro Per Dollar [member]	1,388	(1,672)
[custom:PastServiceCost]	845
[custom:PresentValueOfObligation]	845
Current Service Cost For Defined Benefits Plan	158	(2,348)
[custom:NetInterest1]	385
Disclosure of Foreign Currency Exchange Exposure [table]	(1,601)	(1,957)
Reasonably Possible Scenario [member]	(1,601)	(1,957)
[custom:CashEffects1]	(309)	(308)
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants	(309)	(308)
Investments in Associates Quoted Stock Exchange Price	(349)	(2,693)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	(349)	(2,693)
Actuarial Liability	4,485	5,356
Actuarial Liability Cost		676
Other plans [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability (asset)	9	26	37
Fair Value of Plan Assets	2	(12)	$ (13)
Actuarial Liability Net	11	14
Actuarial Liability	16	24
Euro Per Dollar [member]	(9)	2
Current Service Cost For Defined Benefits Plan	(10)
[custom:NetInterest1]	1
Disclosure of Foreign Currency Exchange Exposure [table]	6	(8)
Reasonably Possible Scenario [member]	6	(8)
[custom:CashEffects1]		(1)
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants		(1)
Investments in Associates Quoted Stock Exchange Price	(2)	(3)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	(2)	(5)
Actuarial Liability	11	16
Actuarial Liability Cost		2
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		2
[custom:ActuarialLiabilitygGross-2]		14
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax		2
Petros Non Renegotiated 01 [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Actuarial Liability	$ 2,598
Actuarial Liability		$ 2,598